UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—September 30, 2017 — (unaudited)

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount **/ Shares	Value (Note 1)
LOANS (3) (4)-92.2%
Aerospace & Defense- 0.9%

Digital Globe, Inc.	BTL-B	Ba3	BB+	3.99	1 ML+2.75%	1/15/2024	997,463	996,632
Transdigm Group, Inc.	BTL-F	Ba2	B+	4.24	1 ML+3.00%	6/9/2023	906,437	908,420
Transdigm Group, Inc.	BTL-F	Ba2	B+	4.33	3 ML+3.00%	6/9/2023	488,114	489,182

								2,394,234

Air Freight & Logistics- 0.3%

Air Medical Group Holdings LLC	BTL-B	B1	B	4.48	1 ML+3.25%	4/28/2022	703,900	698,444
Air Medical Group Holdings LLC	BTL	B1	B	TBD		9/7/2024	297,619	296,689

								995,133

Building Products- 1.4%

Beacon Roofing Supply, Inc.	BTL-B	B2	BB+	3.99	1 ML+2.75%	10/1/2022	1,095,488	1,098,454
HD Supply, Inc.	BTL-B4	Ba3	BB+	TBD		10/17/2023	1,339,875	1,345,458
Summit Materials LLC	BTL	Ba2	BB+	3.99	1 ML+2.75%	7/17/2022	928,625	935,202

								3,379,114

Capital Markets- 2.7%

AlixPartners LLC	BTL-B	B2	B+	4.33	3 ML+3.00%	4/4/2024	1,706,425	1,709,473
Focus Financial Partners LLC	1st Lien	Ba3	B+	4.55	3 ML+3.25%	7/3/2024	785,000	790,887
Fortress Investment Group LLC	BTL-B	Baa3	BB-	2.75	1 ML+2.75%	6/14/2022	2,150,000	2,169,350
Russell Investments U.S. Institutional Holdco, Inc.	BTL	Ba2	BB	5.49	1 ML+4.25%	6/1/2023	2,554,375	2,578,853

								7,248,563

Chemicals- 3.1%

Allnex (Lux) & Cy SCA	BTL-B2	B1	B	4.57	3 ML+3.25%	9/13/2023	610,695	611,459
Allnex USA, Inc.	BTL-B3	B1	B	4.57	3 ML+3.25%	9/13/2023	460,092	460,667
Avantor, Inc.	1st Lien	B2	B	TBD		9/7/2024	865,000	866,390
Chemours Co.	BTL-B1	Ba1	BB+	3.74	1 ML+2.50%	5/12/2022	357,347	359,134
DuBois Chemicals, Inc.(8)	1st Lien	B1	B-	4.99	1 ML+3.75%	3/15/2024	929,000	932,484
DuBois Chemicals, Inc.(7)	Delayed Draw	B1	B-	1.00		3/15/2024	66,667	66,917
Gates Global, Inc.	BTL-B	B2	B+	4.58	3 ML+3.25%	4/1/2024	988,158	991,639
MacDermid, Inc.	BTL-B6	B2	BB-	4.24	1 ML+3.00%	6/7/2023	1,156,651	1,160,628
Minerals Technologies, Inc.	BTL-B	Ba2	BB+	3.49	1 ML+2.25%	2/14/2024	650,374	652,406
Minerals Technologies, Inc.	BTL-B	Ba2	BB+	3.58	3 ML+2.25%	2/14/2024	282,280	283,162
Tronox Blocked Borrower LLC	BTL-B	Ba3	BB-	TBD		9/22/2024	289,846	290,707
Tronox Finance LLC	BTL-B	Ba3	BB-	TBD		9/22/2024	668,876	670,862
Univar, Inc.	BTL-B2	B2	BB	3.99	1 ML+2.75%	7/1/2022	746,568	748,435

								8,094,890

Commercial Services & Supplies- 7.1%

ADS Waste Holdings, Inc.	BTL	B1	BB	3.95	1 WL+2.75%	11/10/2023	1,032,831	1,039,609
Ascend Learning LLC (Alpine)	BTL-B	B2	B+	4.49	1 ML+3.25%	7/12/2024	685,000	687,283
Avolon Holdings, Ltd.	BTL-B	Ba1	BBB-	3.99	1 ML+2.75%	4/3/2022	2,339,138	2,341,902
AVSC Holding Corp.	BTL	B2	B	4.76	2 ML+3.50%	4/27/2024	1,070,465	1,068,458
AVSC Holding Corp.	BTL	B2	B	4.81	3 ML+3.50%	4/27/2024	1,115,068	1,112,977
Berlin Packaging LLC (Wolfpack Borrower)	BTL-B	B2	B	4.49	1 ML+3.25%	10/1/2021	309,710	311,146
Berlin Packaging LLC (Wolfpack Borrower)	BTL-B	B2	B	4.59	3 ML+3.25%	10/1/2021	185,219	186,078
Brand Energy and Infrastructure Services, Inc.	BTL-B	B3	B	5.51	2 ML+4.25%	6/21/2024	1,880,343	1,887,821
Brand Energy and Infrastructure Services, Inc.	BTL-B	B3	B	5.56-5.58	3 ML+4.25%	6/21/2024	364,032	365,480
Brickman Group Holdings, Inc.	1st Lien	B2	B	4.23-4.24	1 ML+3.00%	12/18/2020	1,386,302	1,390,851
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.73	1 ML+6.50%	12/17/2021	1,048,979	1,051,109
Camelot UK Holdco, Ltd.	BTL-B	B2	BB-	4.74	1 ML+3.50%	10/3/2023	1,019,726	1,022,912
Casella Waste Systems, Inc.	BTL-B1	B1	B+	3.98	1 ML+2.75%	10/17/2023	1,081,825	1,084,530
Clean Harbors, Inc.	BTL-B	Baa3	BBB-	3.24	1 ML+2.00%	6/27/2024	753,113	754,681
Element Materials Tech Group	BTL-B	B1	B	4.83	3 ML+3.50%	6/28/2024	575,000	578,929

Hayward Acquisition, Inc.	1st Lien	B3	B	4.74	1 ML+3.50%	8/5/2024	305,000	306,779
Fly Funding II SARL	BTL	Ba2	BB+	3.56	3 ML+2.25%	2/9/2023	1,210,809	1,212,827
KAR Auction Services, Inc.	BTL-B5	Ba2	BB-	3.88	3 ML+2.50%	3/9/2023	438,119	440,173
Multi Color Corp.	BTL-B	Ba2	BB+	TBD		9/20/2024	330,000	331,031
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.99	1 ML+5.75%	2/28/2022	1,465,000	1,469,273

								18,643,849

Construction & Engineering- 0.2%

Pike Corp.	BTL	B1	B	4.74	1 ML+3.50%	9/20/2024	473,813	477,248

Construction Materials- 0.5%

Quikrete Companies, Inc.	1st Lien	B1	BB-	3.99	1 ML+2.75%	11/15/2023	1,449,050	1,446,484

Consumer Finance- 0.7%

Vantiv LLC	BTL-B	Ba2	BBB-	TBD		8/7/2024	840,000	840,525
Vantiv LLC	BTL-B1	Ba2	BBB-	TBD		9/18/2024	235,000	234,941
Vantiv LLC	BTL-B	Ba2	BBB-	3.74	1 ML+2.50%	10/14/2023	663,096	665,227

								1,740,693

Containers & Packaging- 1.9%

Berry Plastics Holding Corp.	BTL-M	Ba3	BB	3.49	1 ML+2.25%	10/1/2022	2,373,202	2,375,675
Flex Acquisition Co., Inc.	BTL	B1	B	4.30	3 ML+3.00%	12/29/2023	1,546,125	1,545,352
ProAmpac PG Borrower LLC	1st Lien	B2	B	5.24	1 ML+4.00%	11/18/2023	368,439	372,008
ProAmpac PG Borrower LLC	1st Lien	B2	B	5.31-5.32	3 ML+4.00%	11/18/2023	421,146	425,226
ProAmpac PG Borrower LLC	1st Lien	B2	B	7.25	USFRBPLR+3.00%	11/18/2023	1,989	2,008
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC+	9.82	3 ML+8.50%	11/18/2024	385,000	389,813

								5,110,082

Distributors- 0.4%

ABC Supply Co., Inc. (American Builders)	BTL-B	B1	BB+	3.74	1 ML+2.50%	10/31/2023	1,005,422	1,008,773
Diversified Financial Services- 1.2%

GreenSky Holdings, Inc.(6)	BTL	B2	B	5.25	1 ML+4.00%	8/26/2024	2,000,000	1,990,000
NAB Holdings LLC	BTL-B	B2	B	4.83	3 ML+3.50%	7/1/2024	748,125	750,930
TransUnion LLC	BTL-B3	Ba2	BB	3.24	1 ML+2.00%	4/10/2023	513,133	511,978

								3,252,908

Diversified Telecommunication Services- 1.2%

Level 3 Financing, Inc.	BTL-B	Ba1	BBB-	3.49	1 ML+2.25%	2/22/2024	500,000	499,553
Numericable Finance & Co. SCA	BTL-B10	B1	B+	4.56	3 ML+3.25%	1/14/2025	1,176,113	1,179,604
Telenet Bidco NV	BTL-AI	Ba3	BB-	3.98	1 ML+2.75%	6/30/2025	750,000	751,875
UPC Financing Partnership	BTL-AP	Ba3	BB	3.98	1 ML+2.75%	4/15/2025	750,000	752,411

								3,183,443

Electric Utilities- 0.5%

Helix Gen Funding LLC	BTL	Ba2	BB	5.08	3 ML+3.75%	6/2/2024	1,251,364	1,264,052

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	1st Lien	B3	B+	6.82	3 ML+5.50%	9/30/2023	618,750	624,628

Electronic Equipment, Instruments & Components- 0.2%

Ortho Clinical Diagnostics SA	BTL	B1	B-	5.08	3 ML+3.75%	6/30/2021	464,201	465,120

Energy Equipment & Services- 1.1%

Pacific Drilling SA(6)	BTL-B	Caa3	NR	4.88	3 ML+3.50%	6/4/2018	799,513	229,860
Paragon Offshore, Ltd.(6)	BTL-B	NR	NR	6.00	USFRBPLR+1.75%	7/18/2022	42,224	35,046
Paragon Offshore, Ltd.†(5)(6)(9)	Escrow Holding	NR	NR	6.00		7/18/2021	6,916	0
Pinnacle Holdco SARL	BTL	Caa2	CCC	4.84	3 ML+3.50%	7/30/2019	1,001,684	726,221
Seadrill Partners Finco LLC	BTL-B	Caa2	CCC+	4.33	3 ML+3.00%	2/21/2021	1,851,164	1,354,435
Techem GmbH	BTL-B	Ba3	BB-	TBD		7/31/2024	EUR500,000	594,234

								2,939,796

Food & Staples Retailing- 2.2%

Albertson’s Holdings LLC	BTL-B4	Ba2	BB	3.99	1 ML+2.75%	8/25/2021	912,753	877,241
Rite Aid Corp.	BTL	B2	BB-	5.12	1 ML+3.88%	6/21/2021	2,230,000	2,237,899
Rite Aid Corp.	2nd Lien	B2	BB-	5.99	1 ML+4.75%	8/21/2020	1,055,000	1,058,429
SF CC Intermediate Holdings, Inc. (Smart & Final)	BTL	B3	B	4.83	3 ML+3.50%	11/15/2022	575,000	552,959
U.S. Foods, Inc.	BTL	B1	BB	3.99	1 ML+2.75%	6/27/2023	997,637	1,003,299

								5,729,827

Food Products- 2.8%

B&G Foods, Inc.	BTL-B2	Ba2	BB+	3.49	1 ML+2.25%	11/2/2022	500,421	502,655
Hearthside Food Solutions LLC	BTL-B	B1	B	4.24	1 ML+3.00%	6/2/2021	993,672	996,571
Hostess Brands, Inc.	BTL	B1	BB-	3.74	1 ML+2.50%	8/3/2022	2,085,394	2,091,911
JBS USA LLC	BTL-B	Ba3	BB	3.80	3 ML+2.50%	10/30/2022	706,450	696,560
Pinnacle Operating Corp.(13)	BTL-B2	Caa1	NR	8.49	1 ML+7.25%	11/15/2021	741,141	687,408
Post Holdings, Inc.	BTL-B	Ba2	BB-	3.49	1 ML+2.25%	5/24/2024	2,324,175	2,327,661

								7,302,766

Health Care Equipment & Supplies- 1.9%

Alere, Inc.	BTL-B	Ba3	BB-	4.49	1 ML+3.25%	6/18/2022	1,288,936	1,287,728
Immucor, Inc.	BTL-B2	B1	B-	6.24	1 ML+5.00%	6/15/2021	993,934	1,006,358
Kinetic Concepts, Inc.	BTL-E1	B1	B	4.58	3 ML+3.25%	2/2/2024	837,900	833,361
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.24	1 ML+3.00%	5/15/2022	2,017,164	2,015,483

								5,142,930

Health Care Providers & Services- 5.2%

American Renal Holdings, Inc.	BTL-B	B2	B+	4.49	1 ML+3.25%	6/14/2024	555,972	553,053
CHS/Community Health Systems, Inc.	BTL-H	Ba3	B+	4.32	3 ML+3.00%	1/27/2021	690,237	686,211
DuPage Medical Group, Ltd.(6)	1st Lien	B1	B	4.32	3 ML+3.00%	8/15/2024	935,000	933,831
DuPage Medical Group, Ltd.(6)	2nd Lien	Caa1	CCC+	8.32	3 ML+7.00%	8/15/2025	765,000	765,000
Envision Healthcare Corp.	BTL-B	Ba3	BB-	4.24	1 ML+3.00%	12/1/2023	1,760,060	1,769,594
Genoa, a QoL Healthcare Co. LLC	1st Lien	B1	B	4.49	1 ML+3.25%	10/28/2023	930,618	933,817
Genoa, a QoL Healthcare Co. LLC	2nd Lien	Caa1	CCC+	9.24	1 ML+8.00%	10/25/2024	500,000	505,416
Healogics, Inc. (CDRH Parent)	1st Lien	B2	B-	5.57	3 ML+4.25%	7/1/2021	980,381	796,559
MPH Acquisition Holdings LLC	BTL-B	B1	B+	4.33	3 ML+3.00%	6/7/2023	2,695,843	2,713,067
Opal Acquisition, Inc.	BTL-B	B3	B-	5.30-5.33	3 ML+4.00%	11/27/2020	597,109	562,178
Surgery Center Holdings, Inc.	1st Lien	B1	B	4.49	1 ML+3.25%	9/2/2024	550,000	545,016
Team Health, Inc.	1st Lien	B1	B	3.99	1 ML+2.75%	2/6/2024	496,864	488,376
Teladoc, Inc.(6)	1st Lien	NR	NR	8.49	1 ML+7.25%	6/17/2022	715,000	722,150
U.S. Renal Care, Inc.	BTL-B	B2	B	5.58	3 ML+4.25%	12/31/2022	1,756,206	1,699,862

								13,674,130

Hotels, Restaurants & Leisure- 7.1%

Aristocrat Leisure, Ltd.	BTL-B	Ba1	BB+	3.56	1 ML+2.25%	10/20/2021	642,851	643,422
Boyd Gaming Corp.	BTL-B2	Ba3	BB	3.69	1 WL+2.50%	9/15/2023	1,004,486	1,006,439
Caesars Entertainment Operating Co., Inc. (Harrah’s)(15)(16)	BTL-B6	NR	NR	1.50	1 ML+1.50%	3/1/2022	1,910,401	2,304,422
Caesars Entertainment Operating Co., Inc. (Harrah’s)(15)(16)	BTL	Ba3	BB	TBD		10/6/2024	1,755,000	1,755,627
Caesars Growth Properties Holdings LLC	BTL	B1	BB	4.33	1 ML+3.00%	5/8/2021	1,062,340	1,063,004
CityCenter Holdings LLC	BTL-B	B1	BB-	3.74	1 ML+2.50%	4/18/2024	1,180,285	1,184,157
Eldorado Resorts LLC	BTL-B	Ba3	BB	3.56	3 ML+2.25%	4/17/2024	1,450,991	1,448,573
Four Seasons Holdings, Inc.	1st Lien	B1	BB	3.74	1 ML+2.50%	11/30/2023	615,350	618,138
Golden Entertainment, Inc.(6)	1st Lien	B1	B+	TBD		8/15/2024	2,375,000	2,366,094
Golden Entertainment, Inc.(6)	2nd Lien	Caa1	CCC+	TBD		8/15/2025	1,075,000	1,075,000
Hilton Worldwide Finance LLC	BTL-B2	Ba1	BBB-	3.24	1 ML+2.00%	10/25/2023	746,564	749,441
Lindblad Expeditons, Inc.	BTL	B2	BB	5.95	3 ML+4.50%	5/8/2021	223,426	224,543
Lindblad Expeditons, Inc.	CTL	B2	BB	5.95	3 ML+4.50%	5/8/2021	1,731,574	1,740,232

Scientific Games International, Inc.	BTL-B4	Ba3	B+	4.49	1 ML+3.25%	8/14/2024	91,691	91,762
Scientific Games International, Inc.	BTL-B4	Ba3	B+	4.52	2 ML+3.25%	8/14/2024	338,309	338,574
Station Casinos, Inc.	BTL-B	Ba3	BB-	3.74	1 ML+2.50%	6/8/2023	1,043,400	1,043,690
Town Sports International Holdings, Inc.	BTL	Caa1	CCC+	4.73	1 ML+3.50%	11/15/2020	1,172,532	1,102,180

								18,755,298

Household Durables- 1.1%

Installed Building Products, Inc.	1st Lien	B1	BB	4.24	1 ML+3.00%	4/15/2024	688,275	690,426
Wilsonart LLC	BTL-D	B2	B+	4.59	1 ML+3.25%	12/19/2023	2,282,779	2,287,671

								2,978,097

Household Products- 1.6%

Diamond (BC) BV	BTL	B1	B	4.32	3 ML+3.00%	9/6/2024	915,000	912,499
Diamond (BC) BV	BTL	B1	B	TBD		9/6/2024	EUR 210,000	247,641
Prestige Brands, Inc.	BTL-B4	B1	BB-	3.99	1 ML+2.75%	1/26/2024	411,647	412,997
Reynolds Group Holdings, Inc.	BTL	B1	B+	4.24	1 ML+3.00%	2/5/2023	2,608,699	2,618,952

								4,192,089

Industrial Conglomerates- 1.3%

American Rock Salt Co. LLC	BTL-B	B3	B	4.99	1 ML+3.75%	5/20/2021	1,686,187	1,679,864
American Rock Salt Co. LLC	2nd Lien	B3	B	4.99	1 ML+3.75%	5/20/2021	952,021	949,241
Ameriforge Group, Inc.(14)	BTL	NR	NR	9.33	3 ML+8.00%	6/8/2022	106,390	106,390
Utex Industries, Inc.	1st Lien	Caa1	CCC+	5.24	1 ML+4.00%	5/22/2021	816,560	734,224

								3,469,719

Insurance- 2.5%

Asurion Corp.	BTL-B4	Ba3	B+	3.99	1 ML+2.75%	8/4/2022	970,655	973,255
Asurion Corp.	BTL-B5	Ba3	B+	4.24	1 ML+3.00%	11/3/2023	1,131,133	1,135,981
Asurion Corp.	2nd Lien	B3	B-	7.24	1 ML+6.00%	8/4/2025	850,000	868,594
Compass Investments, Inc. (USI Inc.)	BTL-B	B2	B	4.31	3 ML+3.00%	5/16/2024	1,345,000	1,337,434
Compass Investments, Inc. (USI Inc.)	BTL-B	B2	B	TBD		7/26/2024	665,000	662,091
Hub International, Ltd.	BTL	B1	B	4.31	3 ML+3.00%	10/2/2020	890,380	895,548
NFP Corp.	BTL-B	B2	B	4.74	1 ML+3.50%	1/8/2024	725,996	730,015

								6,602,918

Internet & Direct Marketing Retail- 0.7%

Acosta, Inc.	BTL	B2	B-	4.49	1 ML+3.25%	9/26/2021	1,338,489	1,184,395
Lands’ End, Inc.	BTL-B	B3	B-	4.49	1 ML+3.25%	4/4/2021	926,432	763,612

								1,948,007

Internet Software & Services- 0.9%

Go Daddy Operating Co. LLC	BTL-B	Ba3	BB-	3.74	1 ML+2.50%	2/15/2024	996,426	998,295
GTT Communications, Inc.	BTL-B1	B1	B+	4.50	1 ML+3.25%	1/9/2024	590,538	592,014
Zayo Group LLC	BTL-B	Ba2	BB	3.49	1 ML+2.25%	1/19/2024	711,388	711,921

								2,302,230

IT Services- 6.7%

CCC Information Services, Inc.	1st Lien	B2	B	4.24	1 ML+3.00%	4/27/2024	658,350	656,567
Ceridian Corp.	BTL-B2	Ba3	B-	4.74	1 ML+3.50%	9/15/2020	733,177	732,261
Evo Payments International	1st Lien	B1	B	6.24	1 ML+5.00%	12/22/2023	1,611,900	1,629,531
Evo Payments International(5)	2nd Lien	Caa1	B-	10.23	1 ML+9.00%	11/15/2024	645,000	647,419
First Data Corp.	BTL	Ba3	BB	3.74	1 ML+2.50%	4/26/2024	2,767,133	2,774,366
First Data Corp.	BTL	Ba3	BB	3.49	1 ML+2.25%	7/8/2022	1,571,195	1,572,570
Global Payments, Inc.	BTL-B2	Ba2	BBB-	3.24	1 ML+2.00%	4/21/2023	958,402	960,665
iPayment, Inc.	BTL-B	B1	B+	7.31	3 ML+6.00%	4/11/2023	630,000	636,300
MacDonald, Dettwiler and Associates, Ltd.	BTL-B	Ba3	BB	TBD		10/4/2024	1,345,000	1,345,000
Tempo Acquisition LLC	BTL	B1	B	4.24	1 ML+3.00%	5/1/2024	2,064,825	2,065,254
WEX, Inc.	BTL-B2	Ba3	BB-	3.99	1 ML+2.75%	6/30/2023	2,858,813	2,882,040
Xerox Business Services LLC (Conduent)	BTL-B2	Ba2	BB+	5.24	1 ML+4.00%	12/7/2023	1,766,650	1,772,180

								17,674,153

Leisure Equipment & Products- 0.5%

SRAM LLC	BTL-B	B2	B	4.52	2 ML+3.25%	3/15/2024	1,278,096		1,279,694
SRAM LLC	BTL-B	B2	B	6.00	USFRBPLR+2.25%	3/15/2024	30,830		30,869

									1,310,563

Life Sciences Tools & Services- 1.5%

INC Research LLC (inVentiv)	BTL-B	Ba2	BB+	3.49	1 ML+2.25%	8/1/2024	1,400,000		1,403,791
Pharmaceutical Product Development, Inc. (Jaguar)	BTL-B	Ba3	B	3.99	1 ML+2.75%	8/18/2022	1,261,270		1,267,146
Pharmaceutical Product Development, Inc. (Jaguar)	BTL-B	Ba3	B	4.08	3 ML+2.75%	8/18/2022	1,403,693		1,410,233

									4,081,170

Machinery- 3.7%

Clark Equipment Co.	BTL-B	B1	BB-	4.08	3 ML+2.75%	5/18/2024	995,000		999,768
Columbus McKinnon Corp.	BTL-B	Ba3	B+	4.33	3 ML+3.00%	1/31/2024	1,106,537		1,112,070
Gardner Denver, Inc.	BTL-B	B2	B+	3.00	1 ME+3.00%	7/30/2024	1,051,000	EUR	1,236,743
Gardner Denver, Inc.	BTL-B	B2	B+	4.08	1 ML+2.75%	7/30/2024	1,309,496		1,310,001
Harbor Freight Tools USA, Inc.	BTL-B	Ba3	BB-	4.49	1 ML+3.25%	8/18/2023	1,420,101		1,423,454
Harsco Corp.	BTL-B	Ba1	BB	6.25	1 ML+5.00%	11/2/2023	1,121,525		1,139,750
NN, Inc.	BTL	B2	B+	4.99	1 ML+3.75%	3/22/2021	1,749,300		1,747,843
Ocean Rig UDW, Inc.	BTL	NR	NR	TBD		9/20/2024	164,966		155,707
Utility One Source LP	BTL	B2	B	6.74	1 ML+5.50%	4/7/2023	523,688		533,179

									9,658,515

Media- 7.3%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.49	1 ML+3.25%	7/23/2021	1,952,657		1,840,991
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.74	1 ML+6.50%	7/25/2022	1,000,000		867,500
CBS Radio, Inc.	BTL-B	Ba3	BB-	TBD		10/17/2023	570,000		573,135
CBS Radio, Inc.	BTL-B	Ba3	BB-	4.74	1 ML+3.50%	10/17/2023	565,841		569,201
Charter Communications Operating LLC	BTL	Ba1	BBB-	3.49	1 ML+2.25%	1/15/2024	815,063		817,893
CSC Holdings, Inc. (Neptune)	1st Lien	Ba1	BB	3.48	1 ML+2.25%	7/17/2025	509,348		505,615
Delta 2 (Lux) SARL	BTL-B3	B2	B+	4.24	1 ML+3.00%	2/1/2024	4,124,124		4,134,434
Galleria Co.	BTL-B	Ba1	BB+	4.25	1 ML+3.00%	9/29/2023	995,000		992,512
Getty Images, Inc.	BTL-B	B3	CCC	4.83	3 ML+3.50%	10/18/2019	1,811,858		1,564,021
ION Media Networks, Inc.	BTL-B3	B1	B+	4.24	1 ML+3.00%	12/18/2020	2,662,221		2,675,532
Raycom TV Broadcasting LLC	BTL-B	NR	NR	3.99	1 ML+2.75%	8/23/2024	450,000		451,125
Unitymedia Hessen GmbH & Co. KG	BTL-B	Ba3	BB-	3.49	1 ML+2.25%	9/30/2025	1,260,000		1,256,653
Univision Communications, Inc.	BTL-C4	B2	BB-	3.99	1 ML+2.75%	3/15/2024	1,508,125		1,493,730
Virgin Media Investments, Ltd.	BTL-I	Ba3	BB-	3.98	1 ML+2.75%	1/31/2025	750,000		752,696
Ziggo Secured Finance Partners	BTL-E	Ba3	BB-	3.73	1 ML+2.50%	4/15/2025	750,000		749,792

									19,244,830

Metals & Mining- 0.7%

Crosby Worldwide, Ltd.	1st Lien	Caa1	B-	4.31	3 ML+3.00%	11/23/2020	1,016,322		935,017
Signode Industrial Group U.S., Inc.	BTL-B	B1	B	3.99	1 ML+2.75%	5/4/2021	509,182		508,546
Signode Industrial Group U.S., Inc.	BTL-B	B1	B	4.08	3 ML+2.75%	5/4/2021	450,604		450,040

									1,893,603

Multiline Retail- 0.2%

Neiman Marcus Group, Inc.	BTL-B	Caa1	CCC	4.48	1 ML+3.25%	10/25/2020	672,057		499,843

Oil, Gas & Consumable Fuels- 6.7%

American Energy Marcellus LLC	1st Lien	Ca	D	5.47	1 ML+4.25%	8/4/2020	1,478,241		1,090,203
Arch Coal, Inc.(15)(16)	BTL	B1	BB-	4.49	1 ML+3.25%	3/7/2024	2,179,050		2,180,865
BCP Raptor LLC (Eagleclaw)	BTL-B	B3	B+	5.52	2 ML+4.25%	6/24/2024	827,925		833,445
BCP Renaissance Parent LLC	BTL-B	B1	B+	TBD		9/19/2024	1,655,000		1,671,550

California Resources Corp.	2nd Lien	Caa1	B	11.61	1 ML+10.38%	12/31/2021	1,315,000	1,401,132
Chesapeake Energy Corp.	BTL	B3	B+	8.81	3 ML+7.50%	8/23/2021	880,000	945,175
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.96	3 ML+6.50%	5/16/2021	2,160,000	2,100,600
Energy Transfer Equity LP	BTL	Ba2	BB-	3.98	1 ML+2.75%	2/2/2024	929,412	933,063
Foresight Energy LLC	1st Lien	B2	B	7.08	3 ML+5.75%	3/28/2022	2,781,025	2,605,820
Peabody Energy Corp.	1st Lien	Ba3	B+	4.74	1 ML+4.50%	3/31/2022	719,205	721,228
Philadelphia Energy Solutions LLC(5)	BTL-B	B3	CCC	6.33	3 ML+5.00%	4/4/2018	912,025	775,221
Power Buyer LLC	BTL	B2	B+	4.58	3 ML+3.25%	5/6/2020	1,023,302	1,016,906
Power Buyer LLC(5)	2nd Lien	Caa2	CCC+	8.58	3 ML+7.25%	11/6/2020	670,000	665,812
Traverse Midstream Partners LLC	BTL			TBD		9/27/2024	750,000	759,375

								17,700,395

Personal Products- 0.4%

Revlon Consumer Products Corp.	BTL-B	B1	B	4.74	1 ML+3.50%	9/7/2023	1,089,000	974,996

Pharmaceuticals- 2.3%

Albany Molecular Research, Inc.	BTL	B2	B	4.58	3 ML+3.25%	8/30/2024	325,000	325,914
Albany Molecular Research, Inc.	2nd Lien	Caa2	B-	8.33	3 ML+7.00%	8/30/2025	295,000	298,319
Catalent Pharma Solutions, Inc.	BTL-B2	Ba3	BB	3.99	1 ML+2.75%	5/20/2021	1,151,043	1,158,031
Endo Luxembourg Finance Co.	BTL-B	Ba2	BB-	5.50	1 ML+4.25%	4/29/2024	2,114,700	2,133,643
PAREXEL International Corp.	BTL-B	B1	B	TBD		9/27/2024	655,000	659,585
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba3	BB-	5.99	1 ML+4.75%	4/1/2022	1,412,809	1,437,428

								6,012,920

Professional Services- 0.5%

Nexeo Solutions LLC	BTL-B	B3	B	5.06-5.08	3 ML+3.75%	6/9/2023	1,315,378	1,323,928

Real Estate Investment Trusts- 1.2%

Capital Automotive LP	1st Lien	B1	B	4.24	1 ML+3.00%	3/24/2024	300,184	301,623
Capital Automotive LP	2nd Lien	B3	CCC+	7.24	1 ML+6.00%	3/24/2025	470,984	475,694
Equinix, Inc.	BTL-B2	Ba2	BBB-	2.50	2 ME+2.50%	1/5/2024	EUR 1,124,350	1,333,189
MGM Growth Properties LLC	BTL	Ba3	BB+	3.49	1 ML+2.25%	4/25/2023	986,203	988,669

								3,099,175

Real Estate Management & Development- 1.3%

DTZ US Borrower LLC	1st Lien	B1	B+	4.56-4.58	3 ML+3.25%	11/4/2021	3,281,430	3,286,901
DTZ US Borrower LLC	2nd Lien	B3	B-	9.56	3 ML+8.25%	11/4/2022	92,340	92,340

								3,379,241

Road & Rail- 1.1%

Kenan Advantage Group, Inc.	BTL	B1	B+	4.24	1 ML+3.00%	7/31/2022	917,885	916,546
Kenan Advantage Group, Inc.	BTL-B	B1	B+	4.24	1 ML+3.00%	7/31/2022	221,820	221,496
Neff Rental LLC	2nd Lien	B3	B-	7.66	3 ML+6.25%	6/9/2021	1,726,263	1,726,983

								2,865,025

Semiconductors & Semiconductor Equipment- 0.2%

Integrated Device Technology, Inc.	BTL-B	Baa3	BB	4.24	1 ML+3.00%	4/4/2024	537,300	538,643

Software- 3.5%

Almonde, Inc.	BTL	Caa2	CCC+	8.57	3 ML+7.25%	6/13/2025	230,000	234,107
Change Healthcare Holdings, Inc.	BTL-B8	Ba3	B+	3.99	1 ML+2.75%	3/1/2024	1,492,500	1,495,112
Epicore Software Co.	1st Lien	B2	B-	4.99	1 ML+3.75%	6/1/2022	1,019,330	1,020,604
Hyland Software, Inc.	BTL-B1	B1	B	4.49	1 ML+3.25%	7/1/2022	712,385	718,173
Hyland Software, Inc.	2nd Lien	Caa1	CCC+	8.24	1 ML+7.00%	7/7/2025	315,000	318,937
Lawson Software, Inc.	BTL-B6	B1	B	4.08	3 ML+2.75%	2/1/2022	692,158	690,536
MA FinanceCo. LLC	BTL-B3	B1	BB-	3.99	1 ML+2.75%	6/21/2024	172,186	172,094
Misys Europe SA	1st Lien	Caa2	CCC+	4.82	3 ML+3.50%	6/13/2024	1,255,000	1,259,775

Quintiles IMS, Inc.	BTL-B2	Ba1	BBB-	TBD		1/31/2025	195,000	195,878
RP Crown Parent LLC (JDA Software)	BTL-B	B1	B	4.74	1 ML+3.50%	10/12/2023	883,325	887,006
Seattle Spinco, Inc.	BTL-B3	B1	BB-	3.99	1 ML+2.75%	6/21/2024	1,162,814	1,162,191
SS&C Technologies, Inc.	BTL-B1	Ba2	BB+	3.49	1 ML+2.25%	7/8/2022	956,892	960,929
SS&C Technologies, Inc.	BTL-B2	Ba2	BB+	3.49	1 ML+2.25%	7/8/2022	50,559	50,773

								9,166,115

Specialty Retail- 2.2%

At Home Holding III, Inc.	BTL	B2	B	4.81	3 ML+3.50%	6/3/2022	1,414,136	1,403,530
Bass Pro Group LLC	BTL-B	B1	B+	6.24	1 ML+5.00%	12/16/2023	2,490,000	2,343,712
J Crew Operating Corp.	BTL-B1	Caa2	CCC	4.23-4.24	1 ML+3.00%	3/5/2021	342,434	193,904
J Crew Operating Corp.	BTL-B1	Caa2	CCC	4.33	3 ML+3.00%	3/5/2021	388,913	220,222
PetSmart, Inc.	BTL-B2	Ba3	B	4.24	1 ML+3.00%	3/11/2022	1,067,980	904,350
Staples, Inc.	BTL-B			5.31	3 ML+4.00%	9/12/2024	870,000	865,393

								5,931,111

Water Utilities- 0.1%

HD Supply Waterworks, Inc.	BTL-B	B2	B+	3.83	3 ML+2.50%	8/1/2024	320,000	320,960

Wireless Telecommunication Services- 1.3%

LTS Buyer LLC	BTL-B	B1	B	4.55	1 ML+3.25%	4/13/2020	1,471,119	1,472,433
Sprint Communications, Inc.	BTL-B	Ba2	BB-	3.75	1 ML+2.50%	2/2/2024	1,990,000	1,992,488

								3,464,921

Total Loans (cost $245,902,178)								243,507,128

U.S. CORPORATE BONDS & NOTES- 5.6%
Building Products- 0.2%

FBM Finance, Inc.*	Sec. Notes	B3	B+	8.25		8/15/2021	516,000	552,120

Commercial Services & Supplies- 1.4%

Brand Energy and Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC+	8.50		7/15/2025	1,170,000	1,266,525
Hertz Corp.*	Sec. Notes	B1	BB-	7.63		6/1/2022	1,000,000	1,031,250
Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B1	B+	4.66	3 ML+3.50%	7/15/2021	1,245,000	1,269,900

								3,567,675

Construction & Engineering- 0.1%

Beazer Homes, Inc.	Company Guar. Notes	B3	NR	8.75		3/15/2022	331,000	365,879

Consumer Finance- 0.1%

Navient Corp.	Senior Notes	Ba3	B+	6.50		6/15/2022	300,000	318,186

Containers & Packaging- 0.2%

Flex Acquisition Co., Inc.*	Senior Notes	Caa1	CCC+	6.88		1/15/2025	635,000	659,209

Diversified Financial Services- 1.1%

Arch Merger Sub, Inc.*	Senior Notes	B3	B-	8.50		9/15/2025	650,000	632,125
CRC Escrow Issuer LLC*	Company Guar. Notes	B3	B-	5.25		10/15/2025	1,485,000	1,485,000
West Street Merger Sub, Inc.*	Senior Notes	Caa1	CCC+	6.38		9/1/2025	885,000	880,575

								2,997,700

Hotels, Restaurants & Leisure- 0.3%

Station Casinos LLC*	Company Guar. Notes	B3	B-	5.00		10/1/2025	660,000	661,584

Insurance- 0.3%

Springleaf Finance Corp.	Company Guar. Notes	B2	B	6.13		5/15/2022	500,000	529,525
USIS Merger Sub, Inc.*	Senior Notes	Caa2	CCC+	6.88		5/1/2025	760,000	774,250

								1,303,775

IT Services- 0.6%

First Data Corp.*	Company Guar. Notes	B3	B	7.00	12/1/2023	1,500,000	1,601,700

Media- 0.2%

Gray Television, Inc.*	Company Guar. Notes	B2	B+	5.88	7/15/2026	475,000	489,250

Multi Utilities- 0.0%

Texas Competitive Electric Holdings Co. LLC*(5)	Escrow Notes	NR	NR	6.25	10/1/2020	4,174,956	20,875

Oil, Gas & Consumable Fuels- 0.5%

Foresight Energy/Finance*(5)	Sec. Notes	Caa2	CCC	11.50	4/1/2023	915,000	800,625
Peabody Securities Finance Corp.*	Senior Sec. Notes	Ba3	B+	6.00	3/31/2022	310,000	320,075
WPX Energy, Inc.	Senior Notes	B3	B+	5.25	9/15/2024	315,000	315,788

							1,436,488

Machinery- 0.1%

BlueLine Rental*	Sec. Notes	Caa1	B	9.25	3/15/2024	325,000	349,781

Personal Products- 0.1%

Revlon Escrow Corp.	Company Guar. Notes	Caa1	B-	6.25	8/1/2024	505,000	390,113

Total U.S. Corporate Bonds & Notes (cost $14,486,528)							14,714,335

FOREIGN CORPORATE BONDS & NOTES- 2.2%
Containers & Packaging- 0.5%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	BB	4.25	9/15/2022	500,000	514,000
Ardagh Packaging Finance PLC*	Company Guar. Notes	B3	B	7.25	5/15/2024	685,000	751,356

							1,265,356

Diversified Financial Services- 0.1%

Tervita Escrow Corp.*	Senior Sec. Notes	B2	B-	7.63	12/1/2021	305,000	308,812

Energy Equipment & Services- 0.4%

Shelf Drilling Holdings, Ltd.*	Sec. Notes	B2	B-	9.50	11/2/2020	936,977	947,518
Metals & Mining- 0.3%

Costellium NV*	Senior Notes	Caa1	CCC+	6.63	3/1/2025	655,000	670,556

							670,556

Oil, Gas & Consumable Fuels- 0.4%

Tullow Oil PLC*	Company Guar. Notes	Caa1	B-	6.00	11/1/2020	1,000,000	992,500
Pharmaceuticals- 0.4%

Endo International PLC*	Company Guar. Notes	B3	CCC+	6.00	7/15/2023	560,000	462,000
Valeant Pharmaceuticals*	Senior Sec. Notes	Ba3	BB-	7.00	3/15/2024	630,000	672,582

							1,134,582

Trading Companies & Distributors- 0.2%

Fly Leasing, Ltd.	Senior Notes	B1	BB-	5.25	10/15/2024	560,000	560,000

Total Foreign Corporate Bonds & Notes (cost $6,739,651)							5,879,324

COMMON STOCKS- 0.8%
Electric Utilities- 0.3%

Vistra Energy Corp.					40,610	759,001

Energy Equipment & Services- 0.3%

Ocean Rig UDW, Inc.					27,148	717,187
Paragon Offshore, Litigation Trust, Class A†(5)(9)					1,242	1,118
Paragon Offshore, Litigation Trust, Class B†(5)(9)					621	11,695
Paragon Offshore, Ltd.†(5)(9)					1,242	20,803

						750,803

Industrial Conglomerates- 0.2%

AFG Holdings, Inc.†(5)(9)					14,309	429,270

Media- 0.0%

Vivial†(5)(6)(9)					1,136	23,095

Oil, Gas & Consumable Fuels- 0.1%

TE Holdcorp LLC, Class A†(5)(6)(9)					44,278	132,835

Total Common Stocks (cost $6,348,361)						2,095,004

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.5%
Banks- 0.5%

Banco Bilbao Vizcaya Argentaria SA(10)	NR	NR	9.00	05/09/2018	400,000	414,000
Royal Bank of Scotland Group PLC(10)	Ba3	B	8.63	08/15/2021	340,000	376,975
Societe Generale SA(10)	Ba2	BB+	8.25	11/29/2018	400,000	422,960

Total Preferred Securities/Capital Securities (cost $1,194,938)						1,213,935

Total Long-Term Investment Securities (cost $274,671,656)						267,409,726

SHORT-TERM INVESTMENT SECURITIES- 1.5%
Registered Investment Companies - 1.5%

State Street Institutional Liquid Reserves Fund, Administration Class 0.93%(11)
(cost $4,019,416)					4,019,014	4,019,416

REPURCHASE AGREEMENTS - 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(12)					765,000	765,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)					955,000	955,000
BNP Paribas SA Joint Repurchase Agreement(12)					1,625,000	1,625,000
Deutsche Bank AG Joint Repurchase Agreement(12)					625,000	625,000
RBS Securities, Inc. Joint Repurchase Agreement(12)					2,100,000	2,100,000

Total Repurchase Agreements (cost $6,070,000)						6,070,000

TOTAL INVESTMENTS
(cost $284,761,072)					105.1%	277,499,142
Liabilities in excess of other assets					(5.1)	(13,468,143)

NET ASSETS					100.0%	$264,030,999

BTL	Bank Term Loan
CTL	Cayman Term Loan
EUR	Euro Currency
NR	Security is not rated.
FRS—Floating Rate Security
The rates shown on FRS are the current interest rates as of September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.
TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $18,114,168, representing 6.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2017.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 69 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At September 30, 2017, the aggregate value of these securities was $3,528,768, representing 1.3% of net assets.
(6)	Security classified as Level 3 (see Note 1).
(7)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).
(8)	“Payment-in-Kind” (PIK) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans
Paragon Offshore, Ltd. Escrow Holding	07/18/2016	6,916	0	0	0.00	0.00
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,112	$429,270	$30.00	0.16%
Paragon Offshore Litigation Trust, Class A	07/11/2014	1,242	704	1,118	0.90	0.00
Paragon Offshore Litigation Trust, Class B	10/21/2014	621	10,557	11,695	18.83	0.00
Paragon Offshore, Ltd.	07/11/2014	1,242	16,146	20,803	16.75	0.01
TE Holdcorp LLC, Class A	12/31/2016	44,278	1,638,216	132,835	3.00	0.05
Vivial	04/24/2008	1,136	668,529	23,095	20.33	0.01

				$618,816		0.23%

(10)	Perpetual maturity—maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of September 30, 2017.
(12)	See Note 2 for details of the Joint Repurchase Agreement.
(13)	“Payment-in-Kind” (PIK) security. Income may be paid in additional loans or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at the coupon rate listed.
(14)	“Payment-in-Kind” (PIK) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed. The security is also currently paying interest in the form of additional loans at 5.00%.
(15)	Loan is in default of interest.
(16)	Company has filed for bankruptcy protection.

Index Legend

1 ME—1 Month Euribor
1 ML—1 Month USD LIBOR
1 WL—1 Week USD LIBOR
2 ME—2 Month Euribor
2 ML—2 Month USD LIBOR
3 ML—3 Month USD LIBOR
USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co. International PLC	EUR	2,890,000	USD	3,420,766	10/31/2017	$—	$(19)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Diversified Financial Services	$—	$1,262,908	$1,990,000	$3,252,908
Energy Equipment & Services	—	2,674,890	264,906	2,939,796
Health Care Providers & Services	—	11,253,149	2,420,981	13,674,130
Hotels, Restaurants & Leisure	—	15,314,204	3,441,094	18,755,298
Other Industries	—	204,884,996	—	204,884,996
U.S. Corporate Bonds & Notes	—	14,714,335	—	14,714,335
Foreign Corporate Bonds & Notes	—	5,879,324	—	5,879,324
Common Stocks:
Electric Utilities	759,001	—	—	759,001
Energy Equipment & Services	—	750,803	—	750,803
Industrial Conglomerates	—	429,270	—	429,270
Media	—	—	23,095	23,095
Oil, Gas & Consumable Fuels	—	—	132,835	132,835
Preferred Securities/Capital Securities	—	1,213,935	—	1,213,935
Short-Term Investment Securities	4,019,416	—	—	4,019,416
Repurchase Agreements	—	6,070,000	—	6,070,000

Total Investments at Value	$4,778,417	$264,447,814	$8,272,911	$277,499,142

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$19	$—	$19

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Common Stocks
Balance as of 12/31/2016	$381,134	$462,640
Accrued Discounts	1,290	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	(1,511,689)	—
Change in unrealized appreciation(1)	1,621,204	3,238
Change in unrealized depreciation(1)	(65)	(309,948)
Net purchases	7,832,413	—
Net sales	(437,166)	—
Transfers into Level 3	229,860	—
Transfers out of Level 3	—	—

Balance as of September 30, 2017	$8,116,981	$155,930

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2017 includes:

Loans	Common Stocks
$53,821	$(306,710)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 9/30/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$8,116,981	Market Approach	Market Quote - Bid*	$28.75 - $101.00 ($88.96875)
Common Stocks	$132,835	Market Approach	Mid point of Market Quote*	$3.0000
	$23,095	Market Approach	Last Twelve Months EBITDA Multiple*	4.92x
			Discount for Lack of Marketability	10.00%
	$0	Income Approach	Potential Future Cash Flows*	$0.00

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2017 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2017, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

The following tables represent the value of derivatives held as of September 30, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2017, please refer to a schedule following the Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
	Forward Foreign Currency Contract(1)	Forward Foreign Currency Contract(1)
Senior Floating Rate Fund	$ —	$ 19

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of September 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.91%	$765,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 29, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $40,000,000, a repurchase price of $40,003,467, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	5/31/2023	$41,490,600	$40,880,667

As of September 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.91%	$955,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,250, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	8/15/2044	$48,285,000	$51,027,437

As of September 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.91%	$1,625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,225, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	5/15/2025	$86,410,700	$86,704,362

As of September 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.91%	$625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 29, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $32,805,000, a repurchase price of $32,807,870, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	8/15/2019	$32,035,000	$33,475,294

As of September 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	1.93%	$2,100,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 29, 2017, bearing interest at a rate of 1.03% per annum, with a principal amount of $109,000,000, a repurchase price of $109,009,356, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	6/30/2023	$114,815,000	$111,262,911

Note 3. Unfunded Loan Commitments

At September 30, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
DuBois Chemicals, Inc.	Delayed Draw	03/15/2024	$66,667	$66,917

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	November 28, 2017